Stock-Based Compensation - Summary of Stock Option Activity and Related Information - Additional Information (Detail) - Williams Employees shares in Thousands	12 Months Ended
Dec. 31, 2014 $ / shares shares
Schedule Of Stock Options [Line Items]
Share held by Williams' employees | shares	137
Weighted average price of share held by Williams' employee | $ / shares	$ 10.64